Pension and Other Postretirement Benefit Plans 3 (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 3,967	$ 20,684	$ 31,580	$ 33,719	$ 32,329
Interest cost	13,557	71,850	132,110	139,525	142,133
Expected return on assets	(28,784)	(116,294)	(250,660)	(234,717)	(229,258)
Prior service credit/(cost)	245	0	2,495	1,995	2,455
Net actuarial loss	10,460	0	75,897	83,800	77,687
Loss due to curtailment, settlement and special termination benefits	17,230		4,524	1,120	2,039
Net periodic benefit (income)/cost	16,675	32,824	(4,054)	25,442	27,385
Defined contribution plans	4,573	24,039	47,382	46,572	49,089
Total cost	21,248	56,863	43,328	72,014	76,474
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	743	3,550	6,486	5,967	6,311
Interest cost	938	5,053	9,923	11,457	12,712
Expected return on assets	0	0	0	0	0
Prior service credit/(cost)	(677)	0	(6,178)	(6,127)	(5,155)
Net actuarial loss	222	0	1,803	1,095	1,604
Loss due to curtailment, settlement and special termination benefits	0	(1,017)	0	0	0
Net periodic benefit (income)/cost	1,226	7,586	12,034	12,392	15,472
Defined contribution plans	0	0	0	0	0
Total cost	$ 1,226	$ 7,586	$ 12,034	$ 12,392	$ 15,472